TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Third Parties
Total third-parties, net	¥ 22,577,980	$ 3,370,994	¥ 26,686,888
Third parties
Third Parties
Trade accounts receivable	27,206,752	4,062,089	31,669,331
Allowance for credit losses	(4,628,772)	(691,095)	(4,982,443)
Total third-parties, net	22,577,980	3,370,994	26,686,888
Third Parties- long-term
Trade accounts receivable	4,983,698	744,089	4,332,984
Allowance for credit losses	(4,983,698)	(744,089)	(4,332,984)
Total third-parties, net	¥ 0	$ 0	¥ 0